CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (55,772,572)	$ (89,690,677)	$ (149,924,023)
Adjustments to reconcile net income (loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	12,030,029	12,582,314	13,369,416
Loss from equity in affiliates		17,089	13,871
Allowance for credit losses	8,318,386	13,743,558	111,267,396
Share-based compensation	1,765,781	1,824,367	1,657,278
Unrealized loss (gain) on marketable securities			1,722,700
Non-cash lease expenses	3,024,351	4,519,231	4,860,980
Interest expenses	1,534	51,972	9,147
Loss (income) on disposal of property, plant and equipment	1,309,239	29,844	(98,699)
Others	(87,842)		167,579
Changes in operating assets and liabilities:
Accounts receivable	5,294,754	24,213,386	61,918,496
Contract assets		1,603,704	458,775
Customer deposits	4,548,075	(6,614,821)	469,505
Amounts due from related parties	(29,509,912)	1,437,931	5,165,007
Marketable securities		1,185,893	1,369,581
Right-of-use assets	5,975,711	(53,555)	(2,604,610)
Prepaid expenses and other current assets	1,550,761	19,816,231	(17,241,261)
Other non-current assets	460,160	(258,462)	64,497
Accounts payable	(598,631)	(909,353)	(1,228,688)
Accrued payroll and welfare expenses	(5,673,703)	(8,174,397)	(7,872,273)
Income tax payable	(24,433,064)	(33,249,906)	(2,134,475)
Other tax payable	(2,615,300)	(7,783,636)	(3,271,899)
Amounts due to related parties	(3,308,074)	(2,827,332)	526,038
Lease liabilities, current	(2,011,025)	(543,852)	120,414
Other current liabilities and accrued expenses	(9,017,232)	(55,071,737)	(44,291,642)
Deferred tax assets	25,245,257	22,666,371	(9,569,781)
Deferred tax liabilities	(2,686,149)	(2,491,596)	(2,522,902)
Lease liabilities, non-current	(7,460,246)	(3,998,292)	(2,289,230)
Net cash used in operating activities	(73,649,712)	(107,975,725)	(39,888,803)
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(46,280)	(139,795)	(1,115,482)
Proceeds from disposal of property and equipment	2,627,334	146,147	797,174
Net cash provided by/(used in) investing activities	2,581,054	6,352	(318,308)
Financing activities:
Proceeds from exercise of options	39,998		258,311
Proceeds from short-term borrowings		746,990	784,230
Repayment for short-term borrowings	(717,915)	(746,990)
Payment for interests of short-term borrowings	(1,534)	(51,972)	(9,147)
Repurchase of shares	(60,930)
Net cash provided by/(used in) financing activities	(740,381)	(51,972)	1,033,394
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,486,476)	(16,725,828)	5,862,923
Net decrease in cash, cash equivalents and restricted cash	(73,295,515)	(124,747,173)	(33,310,794)
Cash, cash equivalents and restricted cash at the beginning of the year	127,648,729	252,395,902	285,706,696
Cash, cash equivalents and restricted cash at the end of the year	54,353,214	127,648,729	252,395,902
Supplemental disclosure of cash flow information:
Income taxes paid	454,376	141,144	1,358,100
Interest expenses paid	1,534	51,972	9,147
Non-cash information on lease liabilities arising from obtaining right-of-use assets	601,633	2,783,430	2,064,279
Non-cash investing and financing activities:
Additional paid in capital increased/(decreased) in connection with business disposal			75,333
Non-controlling interest recognized in connection with business disposal			(75,333)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	48,204,096	123,378,034	250,313,799
Restricted cash	6,149,118	4,270,695	2,082,103
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 54,353,214	$ 127,648,729	$ 252,395,902